Investment property - Summary of gain on investment properties (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [abstract]
Income from rental of investment property	S/ 57,430	S/ 39,491	S/ 48,839
Gain on valuation of investment property	21,969	5,438	54,493
(Loss) gain on sale of investment property		0	(7,164)
Total	S/ 79,399	S/ 44,929	S/ 96,168